Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Income tax expense calculated at the statutory rate	20.00%	20.00%	20.00%
Unused tax credits for which no deferred tax asset recognised	$ 1,560
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	5.00%
Undistributed Earning of Foreign Subsidiaries	$ 640,496
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	(0.20%)	2.20%	2.10%
Period for extension for the existing tax credits	10 years
Period for deduction of tax on undistributed earnings invested in substantive investment	3 years
Tax credit for investment amount eligible for smart machinery for current year (as a percent)	5.00%
Tax credit for investment amount eligible for smart machinery for 3 consecutive year (as a percent)	3.00%
Number of consecutive year when tax credit is 3%	3 years
Maximum tax credit for smart machinery combined with R&D tax credit (as a percent)	50.00%
Unused tax credits [member]
IFRS Statement [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2021 to 2034
Bottom of range [member]
IFRS Statement [Line Items]
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	10.00%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	20.00%
Top of range [member]
IFRS Statement [Line Items]
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	5.00%